Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses And Other Payables
14.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Payroll and welfare payables	197,171	224,265	32,618
Value-added tax and other taxes payable	16,951	16,931	2,463
Payables for office supplies and utilities	29,488	21,719	3,159
Payables for the purchase of property and equipment	185,594	207,512	30,181
Payables for the purchase of intangible assets	3,706	4,576	666
Accrued service fees	52,090	41,618	6,053
Interest payables	57,359	54,376	7,909
Liability classified RSU	11,865	4,970	723
Payables for acquisitions	47,755	47,755	6,946
Payables for litigation settlement	9,801	—	—
Others	45,353	35,598	5,176

	657,133	659,320	95,894